Summary of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2018
Noah Upright Fund Distribution Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 18, 2003
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Investment (Group) Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 24, 2007
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Financial Services Corp.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 18, 2008
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Insurance (Hong Kong) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 03, 2011
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Shanghai Rongyao Information Technology Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 02, 2011
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Kunshan Noah Xingguan Investment Management Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 12, 2011
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Holdings (Hong Kong) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 01, 2011
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Gopher Capital GP Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 11, 2012
Place of Incorporation	Cayman
Percentage of Ownership	100.00%
Wuhu Noah Financial Services Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 26, 2017
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Zigong Noah Financial Service Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 22, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Joy Bright Management Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 11, 2013
Place of Incorporation	BVI
Percentage of Ownership	100.00%
Noah Rongyitong (Wuhu) Microfinance Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 13, 2013
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Yijie Finance Technology Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 17, 2014
Place of Incorporation	PRC
Percentage of Ownership	54.93%
Noah Commercial Factoring Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 01, 2014
Place of Incorporation	PRC
Percentage of Ownership	95.00%
Noah (Shanghai) Financial Leasing Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 20, 2014
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah International (Hong Kong) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 07, 2015
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Kunshan Noah Rongyao Investment Management Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 02, 2015
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Chuangying Enterprise Management Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 14, 2015
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Gopher International Investment Management (Shanghai) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 14, 2016
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Insurance Services LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Feb. 10, 2017
Place of Incorporation	US
Percentage of Ownership	100.00%
Joy Falcon Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 29, 2018
Place of Incorporation	BVI
Percentage of Ownership	100.00%
Joy Triple Star Holdings Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 12, 2018
Place of Incorporation	BVI
Percentage of Ownership	100.00%